Retirement Plans (Details 9) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Total target asset allocations	100.00%	100.00%
Fair value of plan assets	$ 2,069	$ 2,052	$ 1,989
Equity securities [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, equity securities	15.00%	15.00%
Fair value of plan assets	250	331
Equity securities [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, equity securities	30.00%	30.00%
Fair value of plan assets	644	704
Fixed Income Funds [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, debt securities	30.00%	30.00%
Fair value of plan assets	582	522
Fixed Income Funds [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, debt securities	15.00%	15.00%
Fair value of plan assets	406	318
Balanced Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, other	5.00%	5.00%
Fair value of plan assets	69	65
Cash and Cash Equivalents [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, other	0.00%	0.00%
Fair value of plan assets	12	11
Other Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, other	5.00%	5.00%
Fair value of plan assets	106	101
Level 1 [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	906	1,046
Level 1 [Member] | Equity securities [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	250	331
Level 1 [Member] | Equity securities [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	644	704
Level 1 [Member] | Fixed Income Funds [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 1 [Member] | Fixed Income Funds [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 1 [Member] | Balanced Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	12	11
Level 1 [Member] | Other Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 2 [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	1,057	905
Level 2 [Member] | Equity securities [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 2 [Member] | Equity securities [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 2 [Member] | Fixed Income Funds [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	582	522
Level 2 [Member] | Fixed Income Funds [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	406	318
Level 2 [Member] | Balanced Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	69	65
Level 2 [Member] | Cash and Cash Equivalents [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 2 [Member] | Other Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	106	101
Level 3 [Member] | Equity securities [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Equity securities [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Fixed Income Funds [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Fixed Income Funds [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Balanced Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Cash and Cash Equivalents [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Other Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	$ 106	$ 101	$ 98